Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 5,324,430	¥ 5,410,067
Reclassification to assets held for sale (Note 18)	(11,714)	(6,999)
Foreign currency translation differences and others	496,293	(78,637)
As of end of the year	¥ 5,809,010	¥ 5,324,430